Leases - Schedule of Minimum Lease Payments for the Company’s ROU Assets (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Schedule of Minimum Lease Payments for the Company’s ROU Assets [Abstract]
2025	$ 2,533
2026	3,276
2027	2,961
2028	2,561
2029 and thereafter	17,265
Total undiscounted lease payments	28,596
Less: imputed interest	(6,265)
Present value of lease liabilities	$ 22,331